SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				¥ 23
Restricted cash		$ 634		525		4,502
Accounts receivable - related parties, net		20,300		133,676		144,125
Contract assets		3,677		50,838	¥ 21,118	26,107
Amounts due from related parties				105		3,350
Prepayments and other current assets		15,417		108,129		109,455
Total current assets		230,061		2,147,889		1,633,413
Long-term investments		7,613		58,530		54,049
Property and equipment, net		1,463		14,389		10,385
Operating lease right-of-use assets		1,971		16,342		13,992
Intangible assets, net		2,013		16,934		14,294
Goodwill		7,666		54,427	121,805	54,427
Other non-current assets		497		4,580		3,528
Total assets		251,284		2,313,091		1,784,088
Accounts payable		12,356		122,124		87,729
Contract liabilities		51,160		359,801	285,936	363,228	¥ 177,376
Amounts due to related parties				780		205
Payable for business acquisition				8,915
Operating lease liabilities-current		1,451		10,162		10,300
Accrued expenses and other current liabilities		17,541		242,724		124,540
Total current liabilities		82,537		744,506		586,002
Operating lease liabilities-non current		305		6,448		2,164
Deferred income tax liabilities				10,701	31,014	7,507
Total liabilities		82,967		753,149		589,050
Revenues		80,427	¥ 571,024	593,634	752,688
Net loss		(57,709)	(409,722)	(974,898)	(903,859)
Net cash used in operating activities		(72,707)	(516,202)	(567,270)	(238,079)
Net cash provided by/ (used in) investing activities		49,479	351,294	351,628	(1,814,560)
Net cash provided by financing activities				(52,765)	2,444,749
Net increase / (decrease) in cash and restricted cash		(20,397)	(144,816)	(129,612)	355,875
Cash and restricted cash at the beginning of the year		74,264	527,265	656,877	301,002
Cash and restricted cash at the end of the year		53,867	382,449	527,265	656,877
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net		99		99		704
Amounts due to related parties		$ 29		780		205
Revenues			919	1,377	5,994
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash				82,750		106,603
Restricted cash				525		4,502
Contract assets				50,838		26,107
Prepayments and other current assets				61,184		63,607
Total current assets				562,507		509,400
Long-term investments				58,530		54,049
Property and equipment, net				13,613		9,943
Operating lease right-of-use assets				14,039		11,094
Intangible assets, net				15,533		13,639
Goodwill				54,427		54,427
Other non-current assets				3,958		2,997
Total assets				722,607		655,549
Accounts payable				113,687		81,211
Contract liabilities				359,154		363,180
Payable for business acquisition				8,915
Operating lease liabilities-current				8,871		7,775
Accrued expenses and other current liabilities				89,565		58,859
Total current liabilities				2,558,058		2,728,417
Operating lease liabilities-non current				4,977		1,942
Deferred income tax liabilities				1,285		857
Total liabilities				2,564,320		2,731,216
Revenues			553,910	636,320	639,139
Net loss			(232,856)	(544,042)	(699,152)
Net cash used in operating activities			(184,395)	(574,227)	(174,049)
Net cash provided by/ (used in) investing activities			(6,700)	26,940	(275,719)
Net cash provided by financing activities			218,926	437,759	579,690
Net increase / (decrease) in cash and restricted cash			27,831	(109,528)	129,922
Cash and restricted cash at the beginning of the year			83,275	192,803	62,881
Cash and restricted cash at the end of the year			¥ 111,106	83,275	¥ 192,803
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net				125,644		140,673
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable - related parties, net	[1]			30,113		50,144
Amounts due from related parties				211,453		117,764
Amounts due to related parties	[2]			¥ 1,977,866		¥ 2,217,392

[1]	Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company’s shareholders and other related parties of RMB99 and RMB704 as of December 31, 2022, and 2023.
[2]	Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company’s shareholders and other related parties of RMB780 and RMB205 as of December 31, 2022 and 2023.